Summary of Significant Accounting Policies (Detail Narrative)		1 Months Ended
	Jun. 17, 2015	Jun. 17, 2015
Accounting Policies [Abstract]
Reverse stock split, Description	1-for-7.15 reverse stock split	1-for-7.15 reverse stock split
Reverse stock split, Ratio		7.15